Debt - New Senior Term Loan - Additional Information (Details) $ in Thousands			12 Months Ended
	Jul. 29, 2027	Jul. 15, 2027	Dec. 31, 2022 USD ($) COVENANT	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Paid-in-kind interest			$ 10,958	$ 37,345
Debt issuance costs			2,243	$ 4,807
New Senior Term Loan
Debt Instrument [Line Items]
Principal amount			150,000
Uncommitted incremental loan facility			$ 100,000
Percentage of monthly interest in cash			9.00%
Interest payable in kind			1.00%
Maturity date	Jul. 29, 2027
Annual interest rate term			The annual interest of the New Senior Term Loan consists of two components: a cash interest component of (a) the greater of (i) Prime Rate plus 5.0% per annum or (ii) 9.0% payable monthly in cash, and (b) interest payable in kind component of 1.00% per annum, payable in kind monthly.
Prime rate percentage			7.50%
Cash interest			$ 6,376
Paid-in-kind interest			647
Prepayment fee			6,375
Lender fees paid			2,435
Fees paid to third parties			342
Capitalized debt issuance costs			2,777
Amortization			250
Unamortized debt discount			2,527
Financial covenant minimum cash balance			$ 15,000
Increase in interest rate event of default			5.00%
Average annual recurring revenue			$ 109,300
Minimum average annual recurring revenue			$ 110,000
Number of financial covenant | COVENANT			2
New Senior Term Loan | Beginning on August 15, 2025
Debt Instrument [Line Items]
Maturity date		Jul. 15, 2027
Percentage of outstanding principal amount			50.00%
Monthly basis over the remaining period			24 months
New Senior Term Loan | Prior to July 30, 2024
Debt Instrument [Line Items]
Prepayment fee			2.00%
New Senior Term Loan | Prior to July 30, 2025
Debt Instrument [Line Items]
Prepayment fee			1.00%
New Senior Term Loan | On or After July 30, 2025
Debt Instrument [Line Items]
Prepayment fee			0.00%
New Senior Term Loan | Earlier of Prepayment or July 29, 2023
Debt Instrument [Line Items]
Debt issuance costs			$ 1,734
New Senior Term Loan | Prime Rate
Debt Instrument [Line Items]
Debt instrument, interest rate			5.00%